Pioneer High Income Municipal Portfolio

Schedule of Investments | May 31, 2021

Ticker Symbols:
Class A Class C Class Y	PIMAX HICMX HIMYX

Schedule of Investments | 5/31/21 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 95.8%
	DEBTORS IN POSSESSION FINANCING- 1.0% of Net Assets#
	Iron/Steel - 1.0%
11,000,000	United States Steel Corp., 6.25%, 3/15/26	$11,233,750
7,500,000	United States Steel Corp., 6.65%, 6/1/37	7,724,850
	Total Iron/Steel	$18,958,600
	TOTAL DEBTORS IN POSSESSION FINANCING
	(Cost $18,235,554)	$18,958,600
	MUNICIPAL BONDS - 94.8% of Net Assets(a)
	Alabama - 1.4%
2,500,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$2,916,850
3,251,500	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 4.5%, 5/1/32 (144A)	3,634,754
17,500,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	19,975,725
	Total Alabama	$26,527,329
	Alaska - 2.0%
5,420,000	Northern Tobacco Securitization Corp., 5.0%, 6/1/32	$5,434,309
32,735,000	Northern Tobacco Securitization Corp., 5.0%, 6/1/46	33,266,944
	Total Alaska	$38,701,253
	Arizona - 1.8%
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.0%, 7/15/49 (144A)	$1,910,086
9,750,000	City of Phoenix, AZ, Industrial Development Authority, Deer Valley Veterans Assisted Living Project, 5.125%, 7/1/36	10,062,195
12,865,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	13,296,235
1,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.0%, 5/1/34	1,103,040
3,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.25%, 5/1/44	3,312,270
1,700,000	Tempe Industrial Development Authority, 6.125%, 10/1/47 (144A)	1,818,354
2,400,000	Tempe Industrial Development Authority, 6.125%, 10/1/52 (144A)	2,584,776
	Total Arizona	$34,086,956
	Arkansas - 1.8%
32,265,000	Arkansas Development Finance Authority, Big River Steel Project, 4.5%, 9/1/49 (144A)	$35,764,785
	Total Arkansas	$35,764,785
	California - 10.9%
100,000	California County Tobacco Securitization Agency, 5.875%, 6/1/43	$100,351
12,025,000	California Educational Facilities Authority, 5.0%, 5/1/45	18,347,504
4,495,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	6,892,139
11,020,000	California Educational Facilities Authority, Stanford University, Series V-1, 5.0%, 5/1/49	17,458,655
2,910,000	California Municipal Finance Authority, 4.75%, 12/1/31 (144A)	2,973,351
185,000	California Municipal Finance Authority, 5.0%, 12/1/36 (144A)	210,756
2,000,000	California Municipal Finance Authority, 5.0%, 12/1/46 (144A)	2,195,740
2,000,000	California Municipal Finance Authority, 5.0%, 11/1/49 (144A)	2,194,420
2,000,000	California Municipal Finance Authority, 5.0%, 12/1/54 (144A)	2,233,780
6,115,000	California Municipal Finance Authority, 5.25%, 12/1/36 (144A)	6,529,597
4,530,000	California Municipal Finance Authority, 5.5%, 12/1/39 (144A)	4,689,184
1,600,000	California Municipal Finance Authority, 5.5%, 11/1/45 (144A)	1,899,072
1,550,000	California Municipal Finance Authority, John Adams Academics Project, 5.25%, 10/1/45	1,625,485
250,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.0%, 10/1/35	261,102
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	549,405
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,729,114
6,300,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 6.0%, 7/1/42	6,544,818
2,900,000(b)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,169,004
830,000	California School Finance Authority, School View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	910,352
2,175,000	California School Finance Authority, School View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	2,399,895
1,000,000	California School Finance Authority, School View Park Elementary & Middle School, Series A, 6.0%, 10/1/49	1,107,290
215,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	229,007
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48 (144A)	3,599,350
1,875,000	California Statewide Communities Development Authority, 5.0%, 11/1/41 (144A)	2,200,519
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33	1,772,550
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43	4,574,372
1,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/43 (144A)	1,195,370
13,095,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	14,778,886
10,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.5%, 12/1/58 (144A)	12,057,300
Principal Amount USD ($)		Value
	California – (continued)
700,000	City of Oroville CA, 5.25%, 4/1/34	$805,154
4,730,000	City of Oroville CA, 5.25%, 4/1/39	5,434,534
8,415,000	City of Oroville CA, 5.25%, 4/1/49	9,528,894
13,200,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	14,847,492
30,830,000	Golden State Tobacco Securitization Corp., 5.0%, 6/1/47	31,909,358
11,815,000	Golden State Tobacco Securitization Corp., 5.25%, 6/1/47	12,280,157
9,825,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.3%, 6/1/37	10,242,563
2,500,000(c)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/41 (AGM Insured)	1,582,600
1,925,000(c)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/42 (AGM Insured)	1,181,430
1,000,000	Tobacco Securitization Authority of Northern California, 4.0%, 6/1/49	1,176,750
	Total California	$213,417,300
	Colorado - 2.9%
4,535,000(d)	2000 Holly Metropolitan District, 5.0%, 12/1/50	$4,865,057
577,000(d)	2000 Holly Metropolitan District, 7.5%, 12/15/50	615,036
865,000(d)	Belleview Village Metropolitan District, 4.95%, 12/1/50	932,738
2,000,000(b)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	2,339,680
5,000,000(b)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.125%, 9/1/48	5,863,200
1,250,000(d)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.0%, 12/1/49	1,328,925
2,090,000(d)	Cottonwood Highlands Metropolitan District No. 1, Series B, 8.75%, 12/15/49	2,247,795
2,840,000(d)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	3,056,152
3,379,000	Dominion Water & Sanitation District, 6.0%, 12/1/46	3,510,376
3,550,000(d)	Green Valley Ranch East Metropolitan District No 6, 5.875%, 12/1/50	3,868,861
7,635,000(d)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	8,159,983
3,327,000(d)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	3,430,836
1,125,000	Nine Mile Metropolitan District, 4.625%, 12/1/30	1,250,685
2,500,000	Nine Mile Metropolitan District, 5.125%, 12/1/40	2,784,275
1,000,000(d)	Ridgeline Vista Metropolitan District, 5.25%, 12/1/60	1,107,910
1,000,000(d)	Settler’s Crossing Metropolitan District No 1, 5.0%, 12/1/40 (144A)	1,082,140
2,130,000(d)	Settler’s Crossing Metropolitan District No 1, 5.125%, 12/1/50 (144A)	2,297,716
597,000(d)	Settler’s Crossing Metropolitan District No 1, 7.625%, 12/15/50	633,208
1,875,000(d)	Village at Dry Creek Metropolitan District No 2, 4.375%, 12/1/44	1,956,787
1,250,000(d)	Villas Metropolitan District, 5.125%, 12/1/48	1,332,238
1,240,000(d)	Willow Bend Metropolitan District, 5.0%, 12/1/39	1,334,376
1,460,000(d)	Willow Bend Metropolitan District, 5.0%, 12/1/49	1,560,331
755,000(d)	Willow Bend Metropolitan District, 7.625%, 12/15/49	801,946
	Total Colorado	$56,360,251
	District of Columbia - 0.7%
735,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$754,404
10,000,000(d)	District of Columbia, Series A, 5.0%, 10/15/44	12,682,000
	Total District of Columbia	$13,436,404
	Florida - 0.2%
500,000	Capital Trust Agency, Inc., 5.0%, 7/1/43	$251,160
750,000	Capital Trust Agency, Inc., 5.0%, 7/1/53	375,000
500,000	Capital Trust Agency, Inc., 5.25%, 7/1/48	250,985
700,000	County of Lake FL, 5.0%, 1/15/39 (144A)	796,845
1,525,000	County of Lake FL, 5.0%, 1/15/49 (144A)	1,714,054
850,000	County of Lake FL, 5.0%, 1/15/54 (144A)	952,799
	Total Florida	$4,340,843
	Guam - 0.1%
1,100,000	Guam Economic Development & Commerce Authority, 5.625%, 6/1/47	$1,085,216
	Total Guam	$1,085,216
	Illinois - 13.6%
1,305,000(d)	Chicago Board of Education, 5.0%, 12/1/44	$1,520,025
4,275,000(d)	Chicago Board of Education, 5.0%, 12/1/46	4,970,970
15,000,000(d)	Chicago Board of Education, 5.0%, 12/1/46	17,786,850
35,000(d)	Chicago Board of Education, 5.25%, 12/1/41	35,576
5,000,000(d)	Chicago Board of Education, 5.5%, 12/1/31 (AMBAC Insured)	6,763,500
1,650,000	Chicago Board of Education, 5.75%, 4/1/35	1,983,845
8,010,000	Chicago Board of Education, 6.0%, 4/1/46	9,531,500
6,500,000(d)	Chicago Board of Education, 6.138%, 12/1/39	7,600,450
5,440,000(d)	Chicago Board of Education, 6.519%, 12/1/40	6,687,011
2,415,000(d)	Chicago Board of Education Project, Series C, 5.25%, 12/1/39	2,683,500
2,035,000(d)	Chicago Board of Education, Series A, 5.0%, 12/1/33	2,481,988
925,000(d)	Chicago Board of Education, Series A, 5.0%, 12/1/41	939,606
12,075,000(d)	Chicago Board of Education, Series A, 5.0%, 12/1/42	12,638,902
1,575,000(d)	Chicago Board of Education, Series A, 5.5%, 12/1/39	1,602,830
1,000,000(d)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	1,277,430
8,000,000(d)	Chicago Board of Education, Series B, 6.5%, 12/1/46	9,699,040
3,250,000(d)	Chicago Board of Education, Series D, 5.0%, 12/1/31	3,907,312
10,000,000(d)	City of Chicago IL, 5.0%, 1/1/28	12,101,600
3,435,000(d)	City of Chicago IL, 5.5%, 1/1/30	3,897,145
9,200,000(d)	City of Chicago IL, 5.5%, 1/1/35	11,677,284
17,000,000(d)	City of Chicago IL, 5.5%, 1/1/49	21,181,830
Principal Amount USD ($)		Value
	Illinois – (continued)
7,975,000(d)	City of Chicago IL, 6.0%, 1/1/38	$9,684,760
4,000,000(d)	City of Chicago IL, 6.314%, 1/1/44	5,024,320
2,000,000(d)	City of Chicago, Series A, 5.0%, 1/1/44	2,377,780
4,495,000	City of Plano IL Special Service Area No 3 & No 4, 4.0%, 3/1/35	4,744,517
1,591,212(c)	Illinois Finance Authority, 11/15/52	129,843
2,520,597(e)	Illinois Finance Authority, 4.0%, 11/15/52	2,586,561
4,050,000	Illinois Finance Authority, 6.0%, 11/15/36	4,003,749
10,000,000	Illinois State Toll Highway Authority, 5.0%, 1/1/45	12,784,000
5,000,000(c)	Metropolitan Pier & Exposition Authority, 12/15/56	1,545,250
10,000,000	Metropolitan Pier & Exposition Authority, 4.0%, 6/15/50	11,319,000
25,000,000	Metropolitan Pier & Exposition Authority, 5.0%, 6/15/50	30,599,000
23,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 5.0%, 6/15/57	27,221,650
2,830,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52	2,925,654
7,690,000(f)	Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37	5,306,100
1,415,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,344,278
1,225,000	Village of Matteson IL, 6.5%, 12/1/35	1,357,876
1,139,000	Village of Volo IL Special Service Area No 17, 5.5%, 3/1/47	1,202,294
	Total Illinois	$265,124,826
	Indiana - 6.8%
2,745,000	City of Anderson IN, 5.375%, 1/1/40	$2,784,528
775,000	City of Evansville IN, 4.8%, 1/1/28	780,076
6,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	6,542,405
700,000	City of Fort Wayne IN, 5.125%, 1/1/32	710,703
4,665,000	City of Fort Wayne IN, 5.35%, 1/1/38	4,747,430
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.5%, 2/1/29 (144A)	25,657,733
1,275,000	City of Kokomo, IN, Silver Birch of Kokomo, 5.75%, 1/1/34	1,328,996
7,825,000	City of Kokomo, IN, Silver Birch of Kokomo, 5.875%, 1/1/37	8,240,116
1,230,000	City of Lafayette, IN, Glasswater Creek Lafayette Project, 5.6%, 1/1/33	1,266,937
6,000,000	City of Lafayette, IN, Glasswater Creek Lafayette Project, 5.8%, 1/1/37	6,198,000
1,000,000	City of Mishawaka IN, 5.1%, 1/1/32 (144A)	1,005,140
5,890,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	5,936,767
1,905,000	City of Muncie, IN, Silver Birch Muncie Project, 5.05%, 1/1/31	1,951,330
5,510,000	City of Muncie, IN, Silver Birch Muncie Project, 5.25%, 1/1/37	5,635,352
4,560,000	City of Terre Haute IN, 5.35%, 1/1/38	4,620,329
4,000,000(b)	Hospital Authority of Vigo County, Union Hospital, Inc., 8.0%, 9/1/41	4,075,560
7,500,000	Indiana Finance Authority, 5.0%, 7/1/44	8,153,475
1,405,000	Indiana Finance Authority, 5.0%, 7/1/48	1,524,622
1,705,000	Indiana Finance Authority, 5.25%, 1/1/51	1,860,155
5,190,000	Indiana Finance Authority, Educational Facilities, 5.125%, 7/1/37	5,779,480
330,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	368,884
1,940,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,842,864
2,020,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.5%, 7/1/53	1,927,787
11,985,000	Indiana Housing & Community Development Authority, 5.0%, 1/1/39 (144A)	12,076,326
8,505,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.5%, 1/1/37	8,597,024
8,000,000	Town of Plainfield IN Multifamily Housing Revenue, 5.375%, 9/1/38	8,099,120
	Total Indiana	$131,711,139
	Iowa - 1.1%
8,000,000	Iowa Finance Authority, 4.75%, 8/1/42	$8,241,520
4,000,000	Iowa Tobacco Settlement Authority, 4.0%, 6/1/49	4,637,360
8,000,000	Iowa Tobacco Settlement Authority, 4.0%, 6/1/49	9,177,680
	Total Iowa	$22,056,560
	Kansas - 0.7%
400,000	Kansas Development Finance Authority, 5.25%, 11/15/33	$419,892
11,215,000	Kansas Development Finance Authority, 5.25%, 11/15/53	11,578,366
2,000,000	Kansas Development Finance Authority, 5.5%, 11/15/38	2,097,780
	Total Kansas	$14,096,038
	Maryland - 0.3%
4,160,000	Maryland Economic Development Corp., 5.0%, 3/31/41	$4,783,293
915,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	988,392
	Total Maryland	$5,771,685
	Massachusetts - 1.4%
11,500,000	Massachusetts Development Finance Agency, 5.0%, 7/1/50	$18,443,585
4,500,000	Massachusetts Development Finance Agency, 5.125%, 11/15/46 (144A)	5,022,000
765,000	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	382,500
2,000,000	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37	1,460,000
1,250,000	Massachusetts Development Finance Agency, International Charter School, 5.0%, 4/15/40	1,366,300
723,826(c)	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series B, 11/15/56	723,956
	Total Massachusetts	$27,398,341
	Michigan - 2.9%
8,565,000	David Ellis Academy-West, 5.25%, 6/1/45	$9,010,808
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,327,887
5,485,000	Flint Michigan International Academy, 5.75%, 10/1/37	5,486,371
Principal Amount USD ($)		Value
	Michigan – (continued)
60,000,000(c)	Michigan Finance Authority, 6/1/65	$7,584,600
1,105,000	Michigan Finance Authority, 5.0%, 6/1/40	1,419,925
2,000,000	Michigan Finance Authority, 5.0%, 6/1/49	2,387,180
5,720,000	Michigan Finance Authority, 5.75%, 4/1/40	6,417,554
7,125,000(e)	Michigan Strategic Fund, Michigan Department Offices Lease Series B, 7.75%, 3/1/40	7,880,464
4,000,000(e)	Michigan Strategic Fund, Series B, 6.625%, 11/1/41	4,637,280
7,550,000	University of Michigan, 5.0%, 4/1/50	9,746,522
	Total Michigan	$55,898,591
	Minnesota - 1.8%
1,935,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$1,935,929
4,210,000	City of Bethel MN, 5.0%, 7/1/48	4,604,309
1,000,000	City of Bethel MN, 5.0%, 7/1/53	1,090,900
2,600,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.0%, 3/1/34	2,731,690
2,000,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.0%, 3/1/39	2,096,660
3,515,000	City of Deephaven MN, 5.0%, 7/1/55	3,905,130
400,000	City of Deephaven, MN, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	447,840
1,500,000	City of Deephaven, MN, Eagle Ridge Academy Project, Series A, 5.5%, 7/1/50	1,675,485
1,500,000	City of Rochester MN, 5.125%, 9/1/38	1,642,095
3,145,000	City of Rochester MN, 5.25%, 9/1/43	3,609,988
6,080,000	City of Rochester MN, 5.375%, 9/1/50	6,970,051
2,000,000	Housing & Redevelopment Authority of The City of St Paul Minnesota, Great River School Project, Series A, 5.5%, 7/1/52 (144A)	2,250,760
1,415,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Higher Ground Academy Project, Series A, 5.125%, 12/1/38	1,473,666
1,300,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, St. Paul City School Project, Series A, 5.0%, 7/1/36	1,386,892
	Total Minnesota	$35,821,395
	Missouri - 0.4%
4,700,000	Community Memorial Hospital District, 6.68%, 12/1/34	$4,713,160
300,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	311,859
1,000,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/36 (144A)	1,048,370
2,300,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/46 (144A)	2,385,606
	Total Missouri	$8,458,995
	Nevada - 0.0%†
4,000,000(c)	City of Reno NV, 7/1/58 (144A)	$577,640
	Total Nevada	$577,640
	New Jersey - 2.5%
975,000	New Jersey Economic Development Authority, 4.7%, 9/1/28 (144A)	$1,032,467
1,255,000	New Jersey Economic Development Authority, 5.25%, 10/1/38 (144A)	1,405,763
565,000	New Jersey Economic Development Authority, 5.375%, 9/1/33 (144A)	616,579
7,205,000	New Jersey Economic Development Authority, 5.375%, 10/1/50 (144A)	8,024,136
1,140,000	New Jersey Economic Development Authority, 5.625%, 9/1/38 (144A)	1,247,593
6,125,000	New Jersey Economic Development Authority, 5.75%, 9/1/50 (144A)	6,623,024
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.25%, 7/1/37 (144A)	1,314,885
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.375%, 7/1/47 (144A)	2,714,600
4,500,000	New Jersey Health Care Facilities Financing Authority, St Peters University Hospital, 6.25%, 7/1/35	4,514,355
18,605,000	Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/46	21,814,363
	Total New Jersey	$49,307,765
	New Mexico - 1.1%
3,290,000	County of Otero, NM, Otero County Jail Project, 9.0%, 4/1/23	$3,248,908
16,040,000(e)	County of Otero, NM, Otero County Jail Project, 9.0%, 4/1/28	15,839,500
1,750,000	Lower Petroglyphs Public Improvement District, 5.0%, 10/1/48	1,920,730
	Total New Mexico	$21,009,138
	New York - 12.8%
475,000	Buffalo & Erie County Industrial Land Development Corp., 5.0%, 10/1/28 (144A)	$534,817
4,150,000	Buffalo & Erie County Industrial Land Development Corp., 5.0%, 10/1/38 (144A)	4,564,502
10,000,000(f)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	1,250,000
8,000,000(f)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	1,890,000
1,795,000(f)	Erie County Industrial Development Agency, Galvstar LLC, Series C, 9.25%, 10/1/30	424,069
8,755,000	Erie Tobacco Asset Securitization Corp, 5.0%, 6/1/45	8,772,860
17,100,000(c)	Metropolitan Transportation Authority, 11/15/32	13,520,628
9,000,000(c)	Metropolitan Transportation Authority, 11/15/33	6,869,340
1,870,000	Metropolitan Transportation Authority, 5.0%, 11/15/25	2,230,069
2,000,000	Metropolitan Transportation Authority, 5.0%, 11/15/33	2,485,900
3,000,000	Metropolitan Transportation Authority, 5.0%, 11/15/43	3,831,000
4,395,000	Metropolitan Transportation Authority, 5.0%, 11/15/46	5,112,879
9,500,000	Metropolitan Transportation Authority, 5.0%, 11/15/48	12,193,250
5,850,000	Metropolitan Transportation Authority, 5.0%, 11/15/56	6,864,566
17,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/55	21,635,900
4,845,000	Metropolitan Transportation Authority, 5.25%, 11/15/56	5,681,295
21,410,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.0%, 6/1/35	21,677,625
4,740,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	4,799,250
605,000	New York Counties Tobacco Trust IV, 5.0%, 6/1/42	607,269
Principal Amount USD ($)		Value
	New York – (continued)
18,500,000	New York Counties Tobacco Trust IV, 6.25%, 6/1/41 (144A)	$19,981,665
13,120,000	New York Counties Tobacco Trust IV, Series A, 5.0%, 6/1/45	13,298,432
51,600,000(c)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Sub Series S-4A, 6/1/60 (144A)	2,237,376
2,000,000	New York Counties Tobacco Trust VI, 5.0%, 6/1/45	2,119,120
5,000,000	New York State Urban Development Corp, 4.0%, 3/15/39	6,012,450
4,000,000	New York Transportation Development Corp., 4.375%, 10/1/45	4,798,080
5,000,000	New York Transportation Development Corp., 5.0%, 10/1/40	6,368,500
3,210,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	3,293,813
15,100,000	Suffolk Tobacco Asset Securitization Corp., Capital Appreciation, Series C, 6.625%, 6/1/44	15,693,883
9,030,000	Suffolk Tobacco Asset Securitization Corp., Series B, 6.0%, 6/1/48	9,043,003
14,000,000	Triborough Bridge & Tunnel Authority, 5.0%, 5/15/51	18,067,840
3,000,000	TSASC, Inc., 5.0%, 6/1/45	3,274,110
19,500,000	TSASC, Inc., 5.0%, 6/1/48	21,011,445
	Total New York	$250,144,936
	Ohio - 3.6%
53,200,000	Buckeye Tobacco Settlement Financing Authority, 5.0%, 6/1/55	$61,645,500
715,000	Ohio Housing Finance Agency, 5.125%, 1/1/32 (144A)	718,503
4,775,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	4,847,580
2,900,000	Southeastern Ohio Port Authority, Refunding And Improvement Memorial Health System, 6.0%, 12/1/42	2,992,481
	Total Ohio	$70,204,064
	Pennsylvania - 4.2%
200,000	Chester County Industrial Development Authority, 5.25%, 10/15/32	$209,744
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	1,131,830
2,435,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,737,378
8,425,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	9,339,618
4,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System, Series A, 5.625%, 7/1/42	4,193,080
7,760,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	7,797,713
1,030,000	Philadelphia Authority for Industrial Development, 5.0%, 11/15/31	1,103,882
1,570,000	Philadelphia Authority for Industrial Development, 5.0%, 3/15/45 (144A)	1,702,681
8,295,000	Philadelphia Authority for Industrial Development, 5.0%, 11/15/50	8,547,583
1,660,000	Philadelphia Authority for Industrial Development, 5.125%, 6/1/38 (144A)	1,852,128
3,500,000	Philadelphia Authority for Industrial Development, 5.25%, 6/1/48 (144A)	3,899,700
4,370,000	Philadelphia Authority for Industrial Development, 5.375%, 6/1/53 (144A)	4,865,471
9,435,000	Philadelphia Authority for Industrial Development, 5.5%, 6/1/49 (144A)	10,155,645
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,472,341
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.5%, 6/1/45	2,343,616
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	3,134,158
2,500,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.5%, 6/15/32	2,589,525
5,200,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.75%, 6/15/42	5,390,528
6,000,000(b)	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	6,743,760
	Total Pennsylvania	$82,210,381
	Puerto Rico - 6.2%
42,400,000(d)(f)	Commonwealth of Puerto Rico, 8.0%, 7/1/35	$34,079,000
1,130,000	Puerto Rico Electric Power Authority, 4.75%, 7/1/27	1,079,715
3,535,000	Puerto Rico Electric Power Authority, 4.8%, 7/1/28	3,334,566
3,315,000	Puerto Rico Electric Power Authority, 5.0%, 7/1/21	3,121,901
3,735,000	Puerto Rico Electric Power Authority, 5.0%, 7/1/23	3,522,105
1,285,000	Puerto Rico Electric Power Authority, 5.0%, 7/1/24	1,224,605
1,000,000	Puerto Rico Electric Power Authority, 5.0%, 7/1/28	953,750
6,685,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/21	6,337,380
1,895,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 5.2%, 7/1/24	1,916,508
45,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 5.625%, 7/1/22	45,524
3,598,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.75%, 7/1/53	4,038,107
19,958,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.784%, 7/1/58	22,304,263
34,308,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.0%, 7/1/58	39,048,336
	Total Puerto Rico	$121,005,760
	Rhode Island - 0.4%
2,065,000(f)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$371,700
2,000,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 9/1/47 (144A)	3,020,240
4,250,000	Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/50	4,669,688
	Total Rhode Island	$8,061,628
	Texas - 5.1%
640,000	Arlington Higher Education Finance Corp., 3.5%, 3/1/24 (144A)	$661,837
Principal Amount USD ($)		Value
	Texas – (continued)
16,875,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$19,005,975
135,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 5.875%, 3/1/24	146,852
525,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	576,256
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	415,609
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	7,828,186
4,935,000	City of Austin TX Electric Utility Revenue, 5.0%, 11/15/50	6,376,958
540,000	City of Celina, TX, 5.5%, 9/1/24	562,027
1,040,000	City of Celina, TX, 6.0%, 9/1/30	1,091,282
2,650,000	City of Celina, TX, 6.25%, 9/1/40	2,780,300
5,000,000	City of Houston TX Combined Utility System Revenue, 4.0%, 11/15/49	5,973,050
9,760,000	City of Houston TX Combined Utility System Revenue, 5.0%, 11/15/45	12,680,094
3,335,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.0%, 2/1/33 (144A)	3,364,014
16,755,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.0%, 2/1/50 (144A)	17,744,885
100,000	La Vernia Higher Education Finance Corp., 5.25%, 8/15/35 (144A)	109,048
2,000,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.5%, 8/15/45 (144A)	2,171,800
1,250,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, 5.5%, 7/1/46	939,175
1,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, 5.75%, 7/1/51	751,180
75,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, 6.0%, 7/1/26	71,042
1,350,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, 7.0%, 7/1/51	1,151,415
1,700,000	Newark Higher Education Finance Corp., 5.0%, 6/15/48	1,731,586
17,350,000(f)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	4,272,438
8,142,447	Tarrant County Cultural Education Facilities Finance Corp., 5.75%, 12/1/54	8,716,865
1,000,000(f)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	600,000
	Total Texas	$99,721,874
	Virginia - 5.7%
3,000,000	Ballston Quarter Community Development Authority, Series A, 5.5%, 3/1/46	$2,940,060
2,100,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.4%, 3/1/45 (144A)	2,208,738
810,000	Embrey Mill Community Development Authority, 5.3%, 3/1/35 (144A)	860,827
4,645,000	Embrey Mill Community Development Authority, 5.6%, 3/1/45 (144A)	4,947,529
44,310,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	44,642,325
14,000,000(c)	Tobacco Settlement Financing Corp./VA, 6/1/47	3,216,920
4,605,000	Tobacco Settlement Financing Corp./VA, 5.2%, 6/1/46	4,704,514
22,045,000	Tobacco Settlement Financing Corp./VA, 6.706%, 6/1/46	22,981,913
13,225,000	Virginia Small Business Financing Authority, 5.0%, 1/1/40	13,547,558
925,000	Virginia Small Business Financing Authority, 5.0%, 1/1/44	946,349
10,000,000	Virginia Small Business Financing Authority, 5.0%, 7/1/49	10,228,500
	Total Virginia	$111,225,233
	Wisconsin - 2.4%
5,905,000	Public Finance Authority, 5.0%, 10/1/48	$6,646,136
2,660,000	Public Finance Authority, 5.0%, 6/1/50 (144A)	2,912,088
2,500,000	Public Finance Authority, 5.375%, 6/1/52	2,521,425
775,000	Public Finance Authority, Community School of Davidson Project, 5.0%, 10/1/33	891,971
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, 5.625%, 7/1/44	1,728,060
9,310,000	Public Finance Authority, Gardner Webb University, 5.0%, 7/1/31 (144A)	10,390,239
5,325,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	5,453,652
5,057,500	Public Finance Authority, Las Ventanas Retirement Community, 7.0%, 10/1/42	5,086,328
400,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	428,900
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.0%, 8/1/36 (144A)	2,136,420
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,669,700
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	503,575
10,470,000(c)(f)	Public Finance Authority, Springshire Pre Development Project, 12/1/20 (144A)	1,047,000
1,245,000(b)	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 5.125%, 10/1/45	1,324,257
2,815,000(b)	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 6.2%, 10/1/42	3,030,685
	Total Wisconsin	$46,770,436
	TOTAL MUNICIPAL BONDS
	(Cost $1,760,642,651)	$1,850,296,762
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.8%
	(Cost $1,778,878,205)	$1,869,255,362
	OTHER ASSETS AND LIABILITIES - 4.2%	$82,541,048
	NET ASSETS - 100.0%	$1,951,796,410

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Association Corporation.
RIB
Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at May 31, 2021

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2021, the value of these securities amounted to $360,401,475, or 18.5% of net assets.

†	Amount rounds to less than 0.1%.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Represents a General Obligation Bond.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2021.
(f)	Security is in default.
(g)	The concentration of investments by type of obligation/market sector is as follows:

Education Revenue	24.1%
Tobacco Revenue	21.8
General Obligation	16.3
Development Revenue	13.3
Health Revenue	12.6
Transportation Revenue	6.5
Facilities Revenue	1.5
Power Revenue	1.4
Other Revenue	1.3
Water Revenue	1.2
Pollution Control Revenue	0.0†
100.0%
†            Amount rounds to less than 0.1%.

# Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
United States Steel Corp.	1/15/2021	$10,845,897	$11,233,750
United States Steel Corp.	1/20/2021	7,389,657	7,724,850
Total Restricted Securities			$18,958,600
% of Net Assets			1.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2021, in valuing the Portfolio’s investments:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$18,958,600	$–	$18,958,600
Municipal Bonds	–	1,850,296,762	–	1,850,296,762
Total Investments in Securities	$–	$1,869,255,362	$–	$1,869,255,362

During the nine months ended May 31, 2021, there were no transfers in or out of Level 3.